Cover	Jul. 31, 2020
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	to remove items filed inadvertently
Document Period End Date	Jul. 31, 2020
Entity File Number	000-54464
Entity Registrant Name	Thunder Energies Corporation
Entity Central Index Key	0001524872
Entity Tax Identification Number	45-1967797
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	4002 Hwy 78
Entity Address, Address Line Two	Suite 530 #296
Entity Address, City or Town	Snellville
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30039
City Area Code	(909)
Local Phone Number	297-8844
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	PMB 388, 8570 Stirling Rd.
Entity Address, Address Line Two	Suite 102
Entity Address, Address Line Three	Hollywood
Entity Address, City or Town	33024
Entity Address, Postal Zip Code	FL 33024
City Area Code	(786)
Local Phone Number	686-0231